Investment Securities (Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities still held) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Net gains (losses) recognized during the period	¥ 104,023	¥ (125,271)	¥ 1,467,763
Net gains (losses) recognized during the period on equity securities sold during the period	18,313	(38,042)	47,775
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥ 85,710	¥ (87,229)	¥ 1,419,988